Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:

Computer and peripheral equipment	12,458	$12,648
Office furniture and equipment	6,907	7,012
Equipment on lease	33,055	14,622
Machinery and equipment	38,084	37,651
Leasehold improvements	25,770	25,715
Building and land	20,143	20,128

	136,417	117,776

Accumulated depreciation	(66,925)	(58,554)

Property, plant and equipment, net	69,492	$59,222

Property, Plant and Equipment, net depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $10,121, $11,121, and $14,852, respectively.

For the year ended December 31, 2023, depreciation expenses of $2,395 were recorded as a result of the Company’s restructuring (see Note 2(ad)).